Subesequent Events	12 Months Ended
Dec. 31, 2025
Subesequent Events [Abstract]
SUBESEQUENT EVENTS

NOTE 14: SUBESEQUENT EVENTS

Privat Placement Offering

On April 1, 2026, the Company entered into definitive securities purchase agreements with certain accredited investors for a private placement financing (the “Offering”). Pursuant to the agreements, the Company issued 490,907 common shares (or pre-funded warrants in lieu thereof) at a purchase price of $2.75 per share, resulting in gross proceeds of approximately $1.35 million, before deducting offering expenses. Additionally, the Company issued common warrants to purchase up to an additional 687,270 common shares at an exercise price of $3.025 per share, with a term of five years from the date of issuance. The terms of the Offering have triggered adjustment mechanisms that resulted in updates to the conversion prices and the number of shares underlying certain of the Company’s outstanding preferred shares and warrants. The Offering closed on April 27, 2026.